5. STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for fair value of options granted
Year Ended
June 30, 2012
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.00%
Stock volatility	480%
Dividend yield	0
Weighted average fair value of grants	$1.07

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2010	94,378	$15.98	5.49 years
Cancellations	(240)	13.75
Outstanding at June 30, 2011	94,138	$15.97	4.50 years
Grants	506,600	0.27-1.20
Cancellations	(208,151)	0.55-13.75
Outstanding at June 30, 2012	392,587	$4.56	8.15 years

Information related to the stock options outstanding

Information related to the stock options outstanding as of December 31, 2012 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.17	$1.20	32,800	$1.20
$0.55	51,000	9.12	0.55	20,334	0.55
$0.27	40,000	8.54	0.27	20,000	0.27
$1.35	1,200	6.90	1.35	1,200	1.35
$1.25	1,200	5.90	1.25	1,200	1.25
$6.25	1,600	3.91	6.25	1,600	6.25
$7.75	1,200	4.91	7.75	1,200	7.75
$11.50	800	2.91	11.50	800	11.50
$13.75	50,427	3.36	13.75	50,427	13.75
$20.75	37,360	2.46	20.75	37,360	20.75
$0.27–$20.75	392,587	7.65	$4.56	166,921	$9.32

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.68	$1.20	32,800	$1.20
$0.55	51,000	9.62	0.55	20,334	0.55
$0.27	40,000	9.04	0.27	13,333	0.27
$1.35	1,200	7.41	1.35	1,200	1.35
$1.25	1,200	6.41	1.25	1,200	1.25
$6.25	1,600	4.42	6.25	1,600	6.25
$7.75	1,200	5.41	7.75	1,200	7.75
$11.50	800	3.42	11.50	800	11.50
$13.75	50,427	3.86	13.75	50,427	13.75
$20.75	37,360	2.96	20.75	37,360	20.75
$0.27–$20.75	392,587	8.15	$4.56	160,254	$9.38

Issuance of restricted stock in settlement of liabilities for deferred compensation and professional services
Increase (Decrease)
Accrued Employee Compensation	$(504,645)
Accounts Payable	$(170,000)
Total Current Liabilities	$(674,645)
Total Stockholders’ Equity (Deficit)	$674,645